Other Financial Assets - Summary of Other Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Financial Assets [Line Items]
Current Other financial assets	₩ 3,494,717	₩ 3,107,397
Non-Current Other financial assets	4,945,990	3,546,214
Loans and receivables
Other Financial Assets [Line Items]
Current Other financial assets	108,921	138,161
Non-Current Other financial assets	799,227	850,170
Loans and receivables | Gross amount
Other Financial Assets [Line Items]
Current Other financial assets	115,161	139,178
Non-Current Other financial assets	901,953	966,421
Loans and receivables | Allowance for doubtful accounts
Other Financial Assets [Line Items]
Current Other financial assets	(5,156)	(10)
Non-Current Other financial assets	(66,838)	(80,783)
Loans and receivables | Present value discount
Other Financial Assets [Line Items]
Current Other financial assets	(1,084)	(1,007)
Non-Current Other financial assets	(35,888)	(35,468)
Short-term financial instruments
Other Financial Assets [Line Items]
Current Other financial assets	1,147,929	578,578
Long-term financial instruments
Other Financial Assets [Line Items]
Non-Current Other financial assets	812,211	833,737
Other financial assets
Other Financial Assets [Line Items]
Current Other financial assets	1,256,850	716,739
Non-Current Other financial assets	₩ 1,611,438	₩ 1,683,907